UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: One West Pack Square, Suite 1650
         Asheville, NC 28801





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; May 14,2004
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      156

Form 13F Information Table Value Total: 102705

List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE

NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY


3M Company
Common
88579Y101
769
9400
Sole


Abbott Laboratories
Common
002824100
727
17700
Sole


Adams Express Company
Common
006212104
931
73500
Sole


AFLAC Incorporated
Common
001055102
341
8500
Sole


Agilent Technologies Inc.
Common
00846U101
262
8300
Sole


Alcoa Inc.
Common
013817101
489
14100
Sole


Allstate Corporation
Common
020002101
500
11000
Sole


Alltel Corporation
Common
020039103
199
4000
Sole


Altria Group, Inc.
Common
02209S103
1225
22500
Sole


American Electric Power
Common
025537101
269
8200
Sole


American Express Company
Common
025816109
684
13200
Sole


American International Gr
Common
026874107
2380
33362
Sole


Amgen, Inc.
Common
031162100
936
16100
Sole


Analog Devices, Inc.
Common
032654105
369
7700
Sole


Anheuser-Busch Companies,
Common
035229103
555
10900
Sole


Applied Materials, Inc.
Common
038222105
453
21200
Sole


Archer Daniels Midland Co
Common
039483102
187
11110
Sole


AT&T Wireless Services
Common
00209A106
389
28623
Sole


Automatic Data Processing
Common
053015103
394
9400
Sole


Bank of America Corporati
Common
060505104
1546
19100
Sole


Bank of New York Co.
Common
064057102
371
11800
Sole


Bank One Corporation
Common
06423A103
665
12200
Sole


Baxter International Inc.
Common
071813109
321
10400
Sole


BB&T Corporation
Common
054937107
215
6100
Sole


BellSouth Corporation
Common
079860102
628
22700
Sole


Best Buy Co., Inc.
Common
086516101
245
4750
Sole


Boeing Company
Common
097023105
505
12300
Sole


Boston Scientific Corp.
Common
101137107
444
10500
Sole


Bristol-Myers Squibb Co.
Common
110122108
496
20500
Sole


Cardinal Health, Inc.
Common
14149Y108
375
5450
Sole


Carnival Corporation
Common
143658300
453
10100
Sole


Caterpillar Inc.
Common
149123101
426
5400
Sole


Cendant Corporation
Common
151313103
319
13100
Sole


Charles Schwab Corp.
Common
808513105
164
14200
Sole


ChevronTexaco Corporation
Common
166764100
1401
15967
Sole


Cisco Systems, Inc.
Common
17275R102
1985
84400
Sole


Citigroup Inc.
Common
172967101
3034
58700
Sole


Clear Channel Communicati
Common
184502102
317
7500
Sole


Coca-Cola Company
Common
191216100
1448
28800
Sole


Colgate-Palmolive Company
Common
194162103
258
4700
Sole


Comcast Corporation
Common
20030N101
461
16045
Sole


Comcast Corporation
Common
20030N200
323
11600
Sole


ConocoPhillips
Common
20825C104
551
7906
Sole


Corning Incorporated
Common
219350105
117
10500
Sole


Dell Inc.
Common
24702R101
1055
31400
Sole


Dominion Resources, Inc.
Common
25746U109
263
4100
Sole


Dow Chemical Company
Common
260543103
507
12600
Sole


Duke Energy Corporation
Common
264399106
268
11900
Sole


E.I. DuPont de Nemours
Common
263534109
477
11300
Sole


eBay Inc.
Common
278642103
346
5000
Sole


Edison International
Common
281020107
218
9000
Sole


Electronic Data Systems
Common
285661104
212
11000
Sole


Eli Lilly & Co.
Common
532457108
829
12400
Sole


EMC Corporation
Common
268648102
265
19500
Sole


Emerson Electric Co.
Common
291011104
329
5500
Sole


Exelon Corporation
Common
30161N101
275
4000
Sole


Exxon Mobil Corporation
Common
30231G102
3306
79500
Sole


Fannie Mae
Common
313586109
698
9400
Sole


FedEx Corporation
Common
31428X106
338
4500
Sole


Fifth Third Bancorp
Common
316773100
503
9100
Sole


First Data Corporation
Common
319963104
470
11149
Sole


FirstEnergy Corp.
Common
337932107
293
7500
Sole


FleetBoston Financial
Common
339030108
673
15000
Sole


Ford Motor Company
Common
345370860
373
27500
Sole


Fortune Brands, Inc.
Common
349631101
268
3500
Sole


Freddie Mac
Common
313400301
437
7400
Sole


Gannett Co., Inc.
Common
364730101
308
3500
Sole


Gap, Inc.
Common
364760108
265
12100
Sole


General Dynamics Corp.
Common
369550108
276
3100
Sole


General Electric Company
Common
369604103
3760
123200
Sole


General Mills, Inc.
Common
370334104
233
5000
Sole


General Motors Corporatio
Common
370442105
447
9500
Sole


Genzyme Corporation
Common
372917104
235
5000
Sole


Gillette Company
Common
375766102
555
14200
Sole


GNL AMER INVESTORS
Common
368802104
319
10500
Sole


Goldman Sachs Group
Common
38141G104
605
5800
Sole


Guidant Corporation
Common
401698105
247
3900
Sole


Harley-Davidson, Inc.
Common
412822108
261
4900
Sole


Hartford Financial Servic
Common
416515104
356
5600
Sole


HCA Inc.
Common
404119109
247
6100
Sole


Hewlett-Packard Company
Common
428236103
724
31742
Sole


Home Depot, Inc.
Common
437076102
1061
28400
Sole


Honeywell International
Common
438516106
358
10600
Sole


HSBC Holdings plc (ADR)
Common
404280406
360
4814
Sole


Illinois Tool Works Inc.
Common
452308109
388
4900
Sole


Intel Corporation
Common
458140100
2151
79100
Sole


International Business Ma
Common
459200101
1983
21600
Sole


International Paper Compa
Common
460146103
393
9300
Sole


J.P. Morgan Chase & Co.
Common
46625H100
960
22900
Sole


John Hancock Financial
Common
41014S106
262
6000
Sole


Johnson & Johnson
Common
478160104
1683
33200
Sole


Kimberly-Clark Corp.
Common
494368103
372
5900
Sole


Kohl's Corporation
Common
500255104
217
4500
Sole


Kroger Co.
Common
501044101
189
11400
Sole


Lehman Brothers Holdings
Common
524908100
298
3600
Sole


Lockheed Martin Corporati
Common
539830109
410
9000
Sole


Lowe's Companies, Inc.
Common
548661107
628
11200
Sole


Lucent Technologies Inc.
Common
549463107
120
29300
Sole


Marsh & McLennan Co's
Common
571748102
402
8700
Sole


Masco Corporation
Common
574599106
267
8800
Sole


Maxim Integrated Products
Common
57772K101
226
4800
Sole


MBNA Corporation
Common
55262L100
349
12650
Sole


McDonald's Corporation
Common
580135101
334
11700
Sole


Medtronic, Inc.
Common
585055106
878
18400
Sole


Mellon Financial Corp.
Common
58551A108
206
6600
Sole


Merck & Co., Inc.
Common
589331107
1069
24200
Sole


Merrill Lynch & Co., Inc.
Common
590188108
732
12300
Sole


MetLife, Inc.
Common
59156R108
435
12200
Sole


Micron Technology, Inc.
Common
595112103
177
10600
Sole


Microsoft Corporation
Common
594918104
3223
129100
Sole


Morgan Stanley
Common
617446448
699
12200
Sole


Motorola, Inc.
Common
620076109
524
29800
Sole


National City Corporation
Common
635405103
355
10000
Sole


Nextel Communications
Common
65332V103
272
11000
Sole


Omnicom Group Inc.
Common
681919106
248
3100
Sole


Oracle Corporation
Common
68389X105
765
63700
Sole


Paychex, Inc.
Common
704326107
327
9200
Sole


PepsiCo, Inc.
Common
713448108
1028
19100
Sole


Pfizer Inc.
Common
717081103
2990
85320
Sole


Praxair, Inc.
Common
74005P104
204
5500
Sole


Procter & Gamble Co.
Common
742718109
1499
14300
Sole


Progressive Corp.
Common
743315103
219
2500
Sole


Prudential Financial, Inc
Common
744320102
335
7500
Sole


QUALCOMM, Inc.
Common
747525103
491
7400
Sole


Salomon Brothers Fund
Common
795477108
144
11900
Sole


SBC Communications Inc.
Common
78387G103
1023
41700
Sole


Schering-Plough Corp.
Common
806605101
293
18100
Sole


Schlumberger Limited
Common
806857108
619
9700
Sole


Scottish Power UK plc (AD
Common
81013T705
226
8000
Sole


Simon Property Group, Inc
Common
828806109
204
3500
Sole


Solectron Corporation
Common
834182107
68
12400
Sole


Southern Company
Common
842587107
225
7400
Sole


Southwest Airlines Co.
Common
844741108
178
12550
Sole


Starbucks Corporation
Common
855244109
203
5400
Sole


Sun Microsystems, Inc.
Common
866810104
175
42100
Sole


Sysco Corporation
Common
871829107
226
5800
Sole


Target Corporation
Common
87612E106
423
9400
Sole


Texas Instruments Incorpo
Common
882508104
651
22300
Sole


The Zweig Fund Inc.
Common
989834106
1154
231900
Sole


Time Warner Inc.
Common
887317105
948
56250
Sole


Tri-Continental Corp.
Common
895436103
2975
173000
Sole


Tyco International Ltd.
Common
902124106
816
28497
Sole


U.S. Bancorp
Common
902973304
624
22601
Sole


United Parcel Service
Common
911312106
1047
15000
Sole


United Technologies Corpo
Common
913017109
422
4900
Sole


UnitedHealth Group Inc.
Common
91324P102
644
10000
Sole


Verizon Communications
Common
92343V104
1151
31500
Sole


Wachovia Corporation
Common
929903102
690
14700
Sole


Walgreen Company
Common
931422109
359
10900
Sole


Wal-Mart Stores, Inc.
Common
931142103
2996
50200
Sole


Walt Disney Company
Common
254687106
572
22900
Sole


Washington Mutual Inc.
Common
939322103
563
13200
Sole


Waste Management, Inc.
Common
94106L109
286
9500
Sole


Wells Fargo & Company
Common
949746101
1258
22200
Sole


Wyeth
Common
983024100
675
18000
Sole


Yahoo! Inc.
Common
984332106
335
6900
Sole